INCOME TAXES - Provision (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Canada	$ 43	$ 29	$ (54)
Foreign	372	276	306
Total	415	305	252
Deferred
Canada	(467)	(327)	(224)
Foreign	641	142	166
Total	174	(185)	(58)
Income Tax Expense	$ 589	$ 120	$ 194